WARRANT LIABILITY (Details 1) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Outstanding And Exercisable Underlying Shares, Beginning	1,950,412	2,980,774
Warrants Exercised, Underlying Share		$ (1,030,362)
Warrants Issued, Underlying Shares	7,000,000
Outstanding And Exercisable Underlying Shares, Ending	8,950,412	1,950,412
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 0.80	$ 0.80
Warrants Excersied Weighte Average Exercised		0.80
Warrants Issued, Weighted Average Exercised	1.09
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.03	$ 0.80